LOANS AND FINANCING - Schedule of Measures Restrictive Clauses (Details) R$ in Billions	Jun. 30, 2026 BRL (R$)
Financial covenants, frequency of measurement, quarterly | Aircraft Financing
Disclosure of detailed information about borrowings [line items]
Value of immediate liquidity	R$ 1